SHARE-BASED COMPENSATION - Additional Disclosure (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Share-based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 60.9
Share based payment arrangement nonvested award cost not yet recognized period for recognition	1 year 3 months 18 days
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Four Years Thereafter
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	25.00%
Award Vesting Period	4 years
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Two Years Thereafter
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	50.00%
Award Vesting Period	2 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award cost not yet recognized period for recognition	3 years 14 days
Share based payment arrangement nonvested award excluding option cost not yet recognized amount	$ 330.3
Class A ordinary shares | Post-IPO Share Scheme
SHARE-BASED COMPENSATION
Maximum number of shares that may be issued | shares	86,380,904